Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net income (loss) per share attributable to common
stockholders was calculated as follows:

	Year Ended December 31,
	2022	2021	2020
Basic net income (loss) per share:
Numerator:
Net income (loss)	$(63,586)	$(78,485)	$59,337

Denominator:
Weighted average commons shares outstanding—basic	55,761,386	44,243,317	35,545,121

Net income (loss) per share—basic	$(1.14)	$(1.77)	$1.67

Diluted net income (loss) per share:
Numerator:
Net income (loss)—basic	$(63,586)	$(78,485)	$59,337
Interest expense on convertible note payable	—	—	395

Net income (loss)—diluted	$(63,586)	$(78,485)	$59,732

Denominator:
Weighted average commons shares outstanding—basic	55,761,386	44,243,317	35,545,121
Shares issuable upon conversion of convertible notes, as if converted	—	—	1,282,052
Dilutive effect of restricted stock units	—	—	557,402
Dilutive effect of common stock equivalents	—	—	757,218

Weighted average commons shares outstanding—diluted	55,761,386	44,243,317	38,141,793

Net income (loss) per share—diluted	$(1.14)	$(1.77)	$1.57

Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss per Share Attributable to Common Stockholders	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated above because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2022	2021
Stock Options to purchase common stock - 2018 Plan	8,233,330	7,057,258
Stock Options to purchase common stock - Inducement Plan	210,400	—
Shares to be issued under the ESPP	1,405,755	1,084,476
RSUs issued and expected to vest	385,980	—
Shares available from conversion of note payable	2,506,306	832,677